Schedule of Investments (unaudited) December 31, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)	43,807	$9,377,326
General Dynamics Corp.	20,835	3,100,665
L3Harris Technologies Inc.	17,186	3,248,498
Northrop Grumman Corp.	1,005	306,243
Raytheon Technologies Corp.	116,941	8,362,451

		24,395,183

Air Freight & Logistics — 0.9%
FedEx Corp.	19,829	5,148,005
United Parcel Service Inc., Class B	19,979	3,364,464

		8,512,469

Automobiles — 0.5%
General Motors Co.	102,641	4,273,971

Banks — 9.4%
Bank of America Corp.	634,588	19,234,362
Citigroup Inc.	170,821	10,532,823
JPMorgan Chase & Co.	248,506	31,577,657
PNC Financial Services Group Inc. (The)	34,822	5,188,478
Truist Financial Corp.	110,588	5,300,483
U.S. Bancorp.	111,608	5,199,817
Wells Fargo & Co.	308,044	9,296,768

		86,330,388

Beverages — 1.7%
Coca-Cola Co. (The)	131,025	7,185,411
Constellation Brands Inc., Class A	13,043	2,857,069
Keurig Dr Pepper Inc.	36,503	1,168,096
PepsiCo Inc.	30,344	4,500,015

		15,710,591

Biotechnology — 1.0%
AbbVie Inc.	8,622	923,847
Biogen Inc.(a)	8,764	2,145,953
Gilead Sciences Inc.	103,081	6,005,499

		9,075,299

Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)	65,303	2,771,459
BlackRock Inc.(b)	12,073	8,711,152
Charles Schwab Corp. (The)	112,969	5,991,876
CME Group Inc.	29,142	5,305,301
Goldman Sachs Group Inc. (The)	27,181	7,167,902
Intercontinental Exchange Inc.	29,430	3,392,985
Morgan Stanley	109,368	7,494,989
S&P Global Inc.	8,114	2,667,315

		43,502,979

Chemicals — 2.9%
Air Products & Chemicals Inc.	15,840	4,327,805
Dow Inc.	60,689	3,368,239
DuPont de Nemours Inc.	60,396	4,294,760
Ecolab Inc.	16,378	3,543,544
Linde PLC	43,089	11,354,382

		26,888,730

Commercial Services & Supplies — 0.4%
Waste Management Inc.	30,084	3,547,806

Communications Equipment — 1.7%
Cisco Systems Inc.	348,386	15,590,274

Consumer Finance — 1.1%
American Express Co.	53,667	6,488,877

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	37,016	$3,659,032

		10,147,909

Diversified Financial Services — 3.9%
Berkshire Hathaway Inc., Class B(a)	154,336	35,785,888

Diversified Telecommunication Services — 4.0%
AT&T Inc.	585,039	16,825,722
Verizon Communications Inc.	339,950	19,972,062

		36,797,784

Electric Utilities — 3.3%
American Electric Power Co. Inc.	40,616	3,382,094
Duke Energy Corp.	60,313	5,522,258
Exelon Corp.	79,621	3,361,599
NextEra Energy Inc.	160,596	12,389,982
Southern Co. (The)	86,717	5,327,025

		29,982,958

Electrical Equipment — 0.9%
Eaton Corp. PLC	32,717	3,930,620
Emerson Electric Co.	48,907	3,930,656

		7,861,276

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	114,198	2,492,942

Entertainment — 3.6%
Activision Blizzard Inc.	37,791	3,508,894
Electronic Arts Inc.	20,190	2,899,284
Walt Disney Co. (The)(a)	148,275	26,864,465

		33,272,643

Equity Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp.	2,255	358,973
Digital Realty Trust Inc.	22,880	3,191,989
Prologis Inc.	60,415	6,020,959
Public Storage	4,226	975,910
SBA Communications Corp.	7,846	2,213,592

		12,761,423

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	4,196	1,580,969
Sysco Corp.	11,452	850,426
Walgreens Boots Alliance Inc.	59,314	2,365,442
Walmart Inc.	114,325	16,479,949

		21,276,786

Food Products — 1.2%
General Mills Inc.	49,604	2,916,715
Kraft Heinz Co. (The)	52,992	1,836,703
Mondelez International Inc., Class A	115,882	6,775,621

		11,529,039

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	87,354	9,564,390
Baxter International Inc.	24,202	1,941,969
Becton Dickinson and Co.	22,653	5,668,234
Boston Scientific Corp.(a)	117,431	4,221,644
Danaher Corp.	51,360	11,409,110
Medtronic PLC	110,048	12,891,023
Stryker Corp.	19,183	4,700,602

		50,396,972

Health Care Providers & Services — 3.0%
Anthem Inc.	15,171	4,871,256
Centene Corp.(a)	33,056	1,984,352

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	21,218	$4,417,163
CVS Health Corp.	107,254	7,325,448
HCA Healthcare Inc.	10,503	1,727,323
Humana Inc.	6,691	2,745,117
UnitedHealth Group Inc.	13,036	4,571,465

		27,642,124

Hotels, Restaurants & Leisure — 2.4%
Las Vegas Sands Corp.	15,589	929,105
Marriott International Inc./MD, Class A	21,965	2,897,623
McDonald’s Corp.	52,342	11,231,546
Starbucks Corp.	40,642	4,347,881
Yum! Brands Inc.	22,828	2,478,208

		21,884,363

Household Products — 2.7%
Colgate-Palmolive Co.	69,173	5,914,983
Kimberly-Clark Corp.	27,781	3,745,712
Procter & Gamble Co. (The)	110,563	15,383,736

		25,044,431

Industrial Conglomerates — 2.8%
3M Co.	15,722	2,748,048
General Electric Co.	712,870	7,698,996
Honeywell International Inc.	57,603	12,252,158
Roper Technologies Inc.	7,376	3,179,720

		25,878,922

Insurance — 2.6%
Aflac Inc.	56,969	2,533,411
Allstate Corp. (The)	24,872	2,734,179
American International Group Inc.	70,523	2,670,001
Chubb Ltd.	36,897	5,679,186
Marsh & McLennan Companies Inc.	9,233	1,080,261
MetLife Inc.	62,910	2,953,625
Progressive Corp. (The)	34,051	3,366,963
Travelers Companies Inc. (The)	20,759	2,913,941

		23,931,567

Interactive Media & Services — 2.1%
Alphabet Inc., Class A(a)	5,516	9,667,562
Alphabet Inc., Class C, NVS(a)	5,342	9,358,543

		19,026,105

Internet & Direct Marketing Retail — 0.0%
eBay Inc.	4,592	230,748

IT Services — 3.2%
Automatic Data Processing Inc.	4,866	857,389
Cognizant Technology Solutions Corp., Class A	40,691	3,334,628
Fidelity National Information Services Inc.	50,657	7,165,939
Fiserv Inc.(a)(c)	33,191	3,779,127
Global Payments Inc.	24,449	5,266,804
International Business Machines Corp.	72,885	9,174,764

		29,578,651

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific Inc.	13,391	6,237,260

Machinery — 1.9%
Caterpillar Inc.	44,416	8,084,601
Deere & Co.	23,142	6,226,355
Illinois Tool Works Inc.	14,339	2,923,435

		17,234,391

Media — 2.2%
Charter Communications Inc., Class A(a)	1,151	761,444

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	371,770	$19,480,748

		20,242,192

Metals & Mining — 0.5%
Newmont Corp.	65,982	3,951,662
Southern Copper Corp.	6,725	437,932

		4,389,594

Multi-Utilities — 0.9%
Dominion Energy Inc.	66,853	5,027,346
Sempra Energy	23,684	3,017,578

		8,044,924

Multiline Retail — 0.8%
Target Corp.	41,004	7,238,436

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	158,019	13,344,705
ConocoPhillips	87,885	3,514,521
EOG Resources Inc.	47,628	2,375,208
Exxon Mobil Corp.	347,228	14,312,738
Kinder Morgan Inc./DE	159,294	2,177,549
Phillips 66	35,675	2,495,109
Valero Energy Corp.	33,331	1,885,535

		40,105,365

Personal Products — 0.0%
Estee Lauder Companies Inc. (The), Class A	1,924	512,150

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	118,335	7,340,320
Johnson & Johnson	187,353	29,485,615
Merck & Co. Inc.	26,079	2,133,262
Pfizer Inc.	456,237	16,794,084
Zoetis Inc.	3,628	600,434

		56,353,715

Road & Rail — 1.9%
CSX Corp.	62,608	5,681,676
Norfolk Southern Corp.	21,021	4,994,800
Uber Technologies Inc.(a)	25,829	1,317,279
Union Pacific Corp.	27,319	5,688,362

		17,682,117

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)	6,879	630,873
Analog Devices Inc.	26,571	3,925,334
Broadcom Inc.	1,684	737,339
Intel Corp.	336,589	16,768,864
Micron Technology Inc.(a)	91,251	6,860,250
Texas Instruments Inc.	37,829	6,208,874

		35,131,534

Software — 0.5%
Autodesk Inc.(a)	6,013	1,836,009
Oracle Corp.	18,551	1,200,064
salesforce.com Inc.(a)	5,290	1,177,184

		4,213,257

Specialty Retail — 1.5%
Home Depot Inc. (The)	44,066	11,704,811
Ross Stores Inc.	5,450	669,314
TJX Companies Inc. (The)	18,602	1,270,331

		13,644,456

Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies Inc., Class C(a)	19,896	1,458,178

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)(c)	5,396	$109,107

Tobacco — 1.5%
Altria Group Inc.	85,844	3,519,604
Philip Morris International Inc.	127,656	10,568,640

		14,088,244

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	45,146	6,087,938

Total Common Stocks — 99.8% (Cost: $781,294,674)		916,123,079

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(b)(d)(e)	2,505,846	2,507,350
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	1,490,000	1,490,000

		3,997,350

Total Short-Term Investments — 0.4% (Cost: $3,997,350)		3,997,350

Total Investments in Securities — 100.2% (Cost: $785,292,024)		920,120,429

Other Assets, Less Liabilities — (0.2)%		(1,685,192)

Net Assets — 100.0%		$918,435,237

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,476,418	$1,029,457	(a)	$—	$927	$548	$2,507,350	2,505,846	$7,015	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	1,020,000	(a)	—	—	—	1,490,000	1,490,000	959		—
BlackRock Inc.	2,818,008	4,344,697		(1,230,475)	143,089	2,635,833	8,711,152	12,073	114,505		—

					$144,016	$2,636,381	$12,708,502		$122,479		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	9	03/19/21	$1,687	$37,979

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$916,123,079	$—	$—	$916,123,079
Money Market Funds	3,997,350	—	—	3,997,350

	$920,120,429	$—	$—	$920,120,429

Derivative financial instruments(a)
Assets
Futures Contracts	$37,979	$—	$—	$37,979

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4